Cost Method Investments (Details)	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Cost And Method Investments Disclosure Abstract
Total cost method investments	¥ 49,067,000	$ 7,310,993